OPERATING LEASES - Narrative (Details)	1 Months Ended			3 Months Ended		5 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Apr. 30, 2015 USD ($) vessel	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	May 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2023 USD ($) vessel contract	Dec. 31, 2022 USD ($) contract vessel	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($) vessel T	Dec. 31, 2015 USD ($) vessel	Feb. 28, 2022
Lessee, Lease, Description [Line Items]
Gain on sale of assets									$ 9,188,000			$ 34,185,000	$ 9,788,000
Additions									14,549,000			12,565,000
Right-of-use liabilities, additions and modifications												9,500,000
Charter hire expense, related party amount									42,225,000			57,406,000	89,559,000
Service element under ship operating expense									22,300,000			17,300,000	19,300,000
Impairment loss on right of use assets									0			0	0
Total minimum lease payments									14,274,000	$ 14,274,000	$ 14,274,000
Operating lease, cost									42,200,000			57,200,000	81,700,000
Short-term lease cost									35,500,000			50,100,000	62,400,000
Operating lease, payments									$ 36,100,000			$ 66,700,000	$ 88,400,000
Operating lease, weighted average discount rate, percent									6.50%	6.50%	6.50%	5.02%	5.36%
Operating lease, weighted average remaining lease term									4 years 6 months	4 years 6 months	4 years 6 months	4 years 8 months 12 days	4 years 6 months
Number of vessels chartered-out on fixed rate time charters | vessel									9	9	9	5
Number of vessels leased out index linked time charters | vessel									31	31	31	30
Number of owned vessels | vessel									40	40	40	35
General and Administrative Expense
Lessee, Lease, Description [Line Items]
Operating lease, expense									$ 600,000			$ 600,000	$ 500,000
Minimum
Lessee, Lease, Description [Line Items]
Lease term									1 year	1 year	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lease term												10 years
MV Admiral Schmidt And Vitus Bering
Lessee, Lease, Description [Line Items]
Daily time charter rate														$ 9,000
Profit share expense						$ 0
Charter contract term														3 years
Number of annual options to extend charter period | vessel														4
Lease term														3 years
Renewal term																1 year
Charter hire expense, related party amount												$ 2,000,000
Golden Hawk
Lessee, Lease, Description [Line Items]
Daily time charter rate					$ 13,200							13,200
Daily time charter rate extension												14,200	13,700
Maximum amount of reimbursement payable												$ 1,750,000
Amount of reimbursement paid													$ 1,750,000
Renewal term												2 years	2 years
Additions									$ 14,549,000			$ 3,081,000
MV Admiral Schmidt And Vitus Bering
Lessee, Lease, Description [Line Items]
Vessels deadweight capacity | T														104,550
Office Leases
Lessee, Lease, Description [Line Items]
Additions									0			0
Total minimum lease payments									1,100,000	$ 1,100,000	$ 1,100,000	1,700,000	$ 2,200,000
Charter Hire Expenses
Lessee, Lease, Description [Line Items]
Total minimum lease payments									13,200,000	$ 13,200,000	13,200,000	19,900,000	30,400,000
Admiral Schmidt and Vitus Bering Leases
Lessee, Lease, Description [Line Items]
Additions									0			$ 9,484,000
Golden Hawk
Lessee, Lease, Description [Line Items]
Gain on sale of assets	$ 5,800,000
Vessels leased to third parties
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel										0		1
Property, plant and equipment, gross									2,134,300,000	$ 2,134,300,000	2,134,300,000	$ 1,826,700,000
Accumulated depreciation									475,000,000	$ 475,000,000	$ 475,000,000	$ 404,100,000
Supramax Vessels
Lessee, Lease, Description [Line Items]
Cash consideration		$ 21,600,000
Gain on sale of assets	5,800,000
SFL
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel										1		1
Number of finance leases | vessel										7
Daily time charter rate							$ 19,135
Variable interest rate level															0.10%
Number of vessels sold and leased back | vessel										8
Variable lease expense									2,500,000			$ 600,000	2,000,000
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel			8							8					8
Number of operating leases										1	2	2
Aggregate price sold en-bloc			$ 272,000,000
Duration of time charter			10 years
Daily time charter rate									16,114						$ 17,600
Daily operating expense rate								$ 7,000							7,000
Daily time charter rate				$ 14,900											$ 14,900
Profit share percentage															33.00%
Daily time charter rate, adjusted															$ 50
Charter term, contractual															7 years
Daily time charter rate, adjusted															$ 25
Charter term, contractual															3 years
Profit share expense									0			$ 3,000,000	$ 9,800,000
Number of vessels sold and leased back | vessel										8
Purchase option net of sellers credit			$ 112,000,000												$ 112,000,000
Charter contract term															10 years
Charter term extension			3 years												3 years
Daily time charter rate extension			$ 14,900												$ 14,900
Total minimum lease period															13 years
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum | LIBOR London Interbank Offered Rate
Lessee, Lease, Description [Line Items]
Basis spread on variable rate															0.40%
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum | Secured Overnight Financing Rate (SOFR)
Lessee, Lease, Description [Line Items]
Basis spread on variable rate															0.233%
Unrelated Third Party | Golden Hawk
Lessee, Lease, Description [Line Items]
Purchase option net of sellers credit		$ 15,300,000							15,300,000	$ 15,300,000	$ 15,300,000
Gain on sale of assets	$ 5,800,000
Decrease due to reduction in charter hire period									$ 800,000